FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments And Risk Management
Cash	$ 122	$ 1,611	$ 9	$ 38
Current liabilities	826,925	$ 697,319
Accrued interest	$ 7,973